Fair value measurements - Schedule of quantitative and qualitative information regarding significant unobservable inputs (Detail) - Recurring - Level 3 [Member] ¥ in Billions		6 Months Ended	12 Months Ended
		Sep. 30, 2018 JPY (¥)	Mar. 31, 2018 JPY (¥)	Jun. 30, 2018 JPY (¥)	Sep. 30, 2017 JPY (¥)	Jun. 30, 2017 JPY (¥)	Mar. 31, 2017 JPY (¥)
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 553	¥ 479	¥ 497	¥ 446	¥ 449	¥ 447
Fair Value, Financial Instrument, Liabilities		506	450	498	555	546	486
Trading assets and private equity investments [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		318	260	268	243	231	228
Trading assets and private equity investments [Member] | Equities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 20	¥ 21	21	45	34	34
Trading assets and private equity investments [Member] | Equities [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	Not applicable	Not applicable
Trading assets and private equity investments [Member] | Equities [Member] | DCF [Member] | Liquidity discounts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity investments	[2]	0.75
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value	Lower fair value
Trading assets and private equity investments [Member] | Equities [Member] | DCF [Member] | Liquidity discounts [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity investments	[2]		0.275
Trading assets and private equity investments [Member] | Equities [Member] | DCF [Member] | Liquidity discounts [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity investments	[2]		0.75
Trading assets and private equity investments [Member] | Equities [Member] | DCF [Member] | Liquidity discounts [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity investments	[5]	0.75	0.683
Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 3	¥ 6	5	6	5	3
Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	Not applicable	Not applicable
Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Credit spreads [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value	Lower fair value
Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Credit spreads [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity investments	[2]	0	0
Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Credit spreads [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity investments	[2]	0.077	0.067
Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Credit spreads [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity investments	[5]	0.009	0.008
Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 154	¥ 139	142	128	116	108
Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship	No predictable interrelationship
Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Credit spreads [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value	Lower fair value
Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Credit spreads [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity investments	[2]	0.003	0.001
Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Credit spreads [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity investments	[2]	0.132	0.196
Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Credit spreads [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity investments	[5]	0.045	0.041
Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Recovery rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value	Higher fair value
Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Recovery rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity investments	[2]	0	0
Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Recovery rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity investments	[2]	0.991	0.98
Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Recovery rates [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity investments	[5]	0.9	0.747
Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 1	¥ 2	3	1	5	1
Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]		Not applicable
Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Yields [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]		Lower fair value
Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Yields [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity investments	[2]		0.066
Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Yields [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity investments	[2]		0.089
Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Yields [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity investments	[5]		0.077
Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 7	¥ 0	1	1	0	0
Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship
Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Yields [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value
Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Yields [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity investments	[2]	0
Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Yields [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity investments	[2]	0.364
Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Yields [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity investments	[5]	0.036
Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Prepayment rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value
Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Prepayment rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity investments	[2]	0.065
Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Prepayment rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity investments	[2]	0.15
Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Prepayment rates [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity investments	[5]	0.073
Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Loss severities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value
Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Loss severities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity investments	[2]	0.106
Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Loss severities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity investments	[2]	1
Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Loss severities [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity investments	[5]	0.747
Trading assets and private equity investments [Member] | Real estate-backed securities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 91	¥ 63	63	37	40	41
Trading assets and private equity investments [Member] | Real estate-backed securities [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship	No predictable interrelationship
Trading assets and private equity investments [Member] | Real estate-backed securities [Member] | DCF [Member] | Yields [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value	Lower fair value
Trading assets and private equity investments [Member] | Real estate-backed securities [Member] | DCF [Member] | Yields [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity investments	[2]	0.068	0.062
Trading assets and private equity investments [Member] | Real estate-backed securities [Member] | DCF [Member] | Yields [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity investments	[2]	0.226	0.239
Trading assets and private equity investments [Member] | Real estate-backed securities [Member] | DCF [Member] | Yields [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity investments	[5]	0.137	0.163
Trading assets and private equity investments [Member] | Real estate-backed securities [Member] | DCF [Member] | Loss severities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value	Lower fair value
Trading assets and private equity investments [Member] | Real estate-backed securities [Member] | DCF [Member] | Loss severities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity investments	[2]	0	0
Trading assets and private equity investments [Member] | Real estate-backed securities [Member] | DCF [Member] | Loss severities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity investments	[2]	0.55	0.708
Trading assets and private equity investments [Member] | Real estate-backed securities [Member] | DCF [Member] | Loss severities [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity investments	[5]	0.081	0.081
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 30	¥ 24	22	18	20	27
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Yields [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value	Lower fair value
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Yields [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity investments	[2]	0.06	0.06
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Yields [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity investments	[2]	0.2	0.24
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Yields [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity investments	[5]	0.13	0.131
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Prepayment rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity investments	[2]	0.2	0.2
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value	Lower fair value
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Prepayment rates [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity investments	[5]	0.2	0.2
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Default probabilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value	Lower fair value
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Default probabilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity investments	[2]	0.01	0.01
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Default probabilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity investments	[2]	0.02	0.02
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Default probabilities [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity investments	[5]	0.02	0.02
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Loss severities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value	Lower fair value
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Loss severities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity investments	[2]	0.4	0.4
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Loss severities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity investments	[2]	1	1
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Loss severities [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity investments	[5]	0.89	0.916
Equity contracts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets	[6]	¥ (13)	¥ (1)	(3)	(1)	2	(6)
Equity contracts [Member] | Option models [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship	No predictable interrelationship
Equity contracts [Member] | Option models [Member] | Dividend yield [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value	Higher fair value
Equity contracts [Member] | Option models [Member] | Dividend yield [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0	0
Equity contracts [Member] | Option models [Member] | Dividend yield [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.089	0.115
Equity contracts [Member] | Option models [Member] | Dividend yield [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5]
Equity contracts [Member] | Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value	Higher fair value
Equity contracts [Member] | Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.121	0.073
Equity contracts [Member] | Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.7	0.64
Equity contracts [Member] | Option models [Member] | Volatilities [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5]
Equity contracts [Member] | Option models [Member] | Correlations [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value	Higher fair value
Equity contracts [Member] | Option models [Member] | Correlations [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	(0.8)	(0.84)
Equity contracts [Member] | Option models [Member] | Correlations [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.98	0.95
Equity contracts [Member] | Option models [Member] | Correlations [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5]
Interest rate contracts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets	[6]	¥ (53)	¥ (53)	(64)	(31)	(11)	(22)
Interest rate contracts [Member] | DCF / Option models [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship	No predictable interrelationship
Interest rate contracts [Member] | DCF / Option models [Member] | Interest rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value	Higher fair value
Interest rate contracts [Member] | DCF / Option models [Member] | Interest rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.003	0.002
Interest rate contracts [Member] | DCF / Option models [Member] | Interest rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.03	0.03
Interest rate contracts [Member] | DCF / Option models [Member] | Interest rates [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5]
Interest rate contracts [Member] | DCF / Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value	Higher fair value
Interest rate contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.112	0.112
Interest rate contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.151	0.157
Interest rate contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5]
Interest rate contracts [Member] | DCF / Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value	Higher fair value
Interest rate contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.00278	0.0028
Interest rate contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.00706	0.00712
Interest rate contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5]
Interest rate contracts [Member] | DCF / Option models [Member] | Correlations [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value	Higher fair value
Interest rate contracts [Member] | DCF / Option models [Member] | Correlations [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	(1)	(0.67)
Interest rate contracts [Member] | DCF / Option models [Member] | Correlations [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	1	0.98
Interest rate contracts [Member] | DCF / Option models [Member] | Correlations [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5]
Credit contracts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets	[6]	¥ (2)	¥ 2	3	(7)	(6)	(10)
Credit contracts [Member] | DCF / Option models [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship	No predictable interrelationship
Credit contracts [Member] | DCF / Option models [Member] | Credit spreads [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value	Higher fair value
Credit contracts [Member] | DCF / Option models [Member] | Credit spreads [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0	0
Credit contracts [Member] | DCF / Option models [Member] | Credit spreads [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	1.885	1.221
Credit contracts [Member] | DCF / Option models [Member] | Credit spreads [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5]
Credit contracts [Member] | DCF / Option models [Member] | Recovery rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value	Higher fair value
Credit contracts [Member] | DCF / Option models [Member] | Recovery rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0	0
Credit contracts [Member] | DCF / Option models [Member] | Recovery rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	1.005	0.9
Credit contracts [Member] | DCF / Option models [Member] | Recovery rates [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5]
Credit contracts [Member] | DCF / Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value	Higher fair value
Credit contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.162	0.35
Credit contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.83	0.83
Credit contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5]
Credit contracts [Member] | DCF / Option models [Member] | Correlations [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value	Higher fair value
Credit contracts [Member] | DCF / Option models [Member] | Correlations [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.3	0.34
Credit contracts [Member] | DCF / Option models [Member] | Correlations [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.96	0.82
Credit contracts [Member] | DCF / Option models [Member] | Correlations [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5]
Foreign exchange contracts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets	[6]	¥ 25	¥ 27	24	19	20	23
Foreign exchange contracts [Member] | Option models [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship
Foreign exchange contracts [Member] | Option models [Member] | Interest rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value
Foreign exchange contracts [Member] | Option models [Member] | Interest rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.003
Foreign exchange contracts [Member] | Option models [Member] | Interest rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.028
Foreign exchange contracts [Member] | Option models [Member] | Interest rates [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5]
Foreign exchange contracts [Member] | Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value
Foreign exchange contracts [Member] | Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.018
Foreign exchange contracts [Member] | Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.295
Foreign exchange contracts [Member] | Option models [Member] | Volatilities [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5]
Foreign exchange contracts [Member] | Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value
Foreign exchange contracts [Member] | Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.031
Foreign exchange contracts [Member] | Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.0356
Foreign exchange contracts [Member] | Option models [Member] | Volatilities [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5]
Foreign exchange contracts [Member] | Option models [Member] | Correlations [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value
Foreign exchange contracts [Member] | Option models [Member] | Correlations [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	(0.25)
Foreign exchange contracts [Member] | Option models [Member] | Correlations [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.8
Foreign exchange contracts [Member] | Option models [Member] | Correlations [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5]
Foreign exchange contracts [Member] | DCF / Option models [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]		No predictable interrelationship
Foreign exchange contracts [Member] | DCF / Option models [Member] | Interest rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]		Higher fair value
Foreign exchange contracts [Member] | DCF / Option models [Member] | Interest rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]		0.002
Foreign exchange contracts [Member] | DCF / Option models [Member] | Interest rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]		0.026
Foreign exchange contracts [Member] | DCF / Option models [Member] | Interest rates [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5]
Foreign exchange contracts [Member] | DCF / Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]		Higher fair value
Foreign exchange contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]		0.024
Foreign exchange contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]		0.237
Foreign exchange contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5]
Foreign exchange contracts [Member] | DCF / Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]		Higher fair value
Foreign exchange contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]		0.0237
Foreign exchange contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]		0.028
Foreign exchange contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5]
Foreign exchange contracts [Member] | DCF / Option models [Member] | Correlations [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]		Higher fair value
Foreign exchange contracts [Member] | DCF / Option models [Member] | Correlations [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]		(0.25)
Foreign exchange contracts [Member] | DCF / Option models [Member] | Correlations [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]		0.8
Foreign exchange contracts [Member] | DCF / Option models [Member] | Correlations [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5]
Loans and receivables [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 87	¥ 70	87	40	42	66
Loans and receivables [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	Not applicable	Not applicable
Loans and receivables [Member] | DCF [Member] | Credit spreads [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value	Lower fair value
Loans and receivables [Member] | DCF [Member] | Credit spreads [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Loans and receivables	[2]	0	0
Loans and receivables [Member] | DCF [Member] | Credit spreads [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Loans and receivables	[2]	0.109	0.095
Loans and receivables [Member] | DCF [Member] | Credit spreads [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Loans and receivables	[5]	0.04	0.04
Collateralized agreements [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 11	¥ 5	5	5	5	5
Collateralized agreements [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	Not applicable	Not applicable
Collateralized agreements [Member] | DCF [Member] | Repo rate [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Collateralized agreements	[2]		0.035
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value	Lower fair value
Collateralized agreements [Member] | DCF [Member] | Repo rate [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Collateralized agreements	[2]	0.035
Collateralized agreements [Member] | DCF [Member] | Repo rate [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Collateralized agreements	[2]	0.049
Collateralized agreements [Member] | DCF [Member] | Repo rate [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Collateralized agreements	[5]	0.042	0.035
Other [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 180	¥ 169	177	178	166	163
Other [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1],[7]	No predictable interrelationship	No predictable interrelationship
Other [Member] | DCF [Member] | WACC [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[7]	0.112	0.114
Impact of increases in significant unobservable valuation inputs	[3],[4],[7]	Lower fair value	Lower fair value
Other [Member] | DCF [Member] | WACC [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[5],[7]	0.112	0.114
Other [Member] | DCF [Member] | Growth rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[7]	0.025	0.025
Impact of increases in significant unobservable valuation inputs	[3],[4],[7]	Higher fair value	Higher fair value
Other [Member] | DCF [Member] | Growth rates [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[5],[7]	0.025	0.025
Other [Member] | DCF [Member] | Liquidity discounts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[7]	0.1	0.1
Impact of increases in significant unobservable valuation inputs	[3],[4],[7]	Lower fair value	Lower fair value
Other [Member] | DCF [Member] | Liquidity discounts [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[5],[7]	0.1	0.1
Other [Member] | Market multiples [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1],[7]	Generally changes in multiples results in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.	Generally changes in multiples results in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.
Other [Member] | Market multiples [Member] | EV/EBITDA ratios [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4],[7]	Higher fair value	Higher fair value
Other [Member] | Market multiples [Member] | EV/EBITDA ratios [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[7]	4.2	3.3
Other [Member] | Market multiples [Member] | EV/EBITDA ratios [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[7]	14.4	7.8
Other [Member] | Market multiples [Member] | EV/EBITDA ratios [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[5],[7]	7.9	5.7
Other [Member] | Market multiples [Member] | PE ratios [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4],[7]	Higher fair value	Higher fair value
Other [Member] | Market multiples [Member] | PE ratios [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[7]	9.9	7.5
Other [Member] | Market multiples [Member] | PE ratios [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[7]	31.1	126.4
Other [Member] | Market multiples [Member] | PE ratios [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[5],[7]	17.4	23
Other [Member] | Market multiples [Member] | Price/Book ratios [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4],[7]	Higher fair value	Higher fair value
Other [Member] | Market multiples [Member] | Price/Book ratios [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[7]	0.4	0
Other [Member] | Market multiples [Member] | Price/Book ratios [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[7]	2.5	2.2
Other [Member] | Market multiples [Member] | Price/Book ratios [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[5],[7]	0.7	0.6
Other [Member] | Market multiples [Member] | Liquidity discounts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4],[7]	Lower fair value	Lower fair value
Other [Member] | Market multiples [Member] | Liquidity discounts [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[7]	0.1	0.1
Other [Member] | Market multiples [Member] | Liquidity discounts [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[7]	0.5	0.3
Other [Member] | Market multiples [Member] | Liquidity discounts [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[5],[7]	0.307	0.29
Short-term borrowings [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Liabilities		¥ 42	¥ 17	33	93	97	70
Short-term borrowings [Member] | DCF / Option models [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship	No predictable interrelationship
Short-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value	Higher fair value
Short-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Short-term borrowings	[2]	0.129	0.073
Short-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Short-term borrowings	[2]	0.587	0.509
Short-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Short-term borrowings	[5]
Short-term borrowings [Member] | DCF / Option models [Member] | Correlations [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value	Higher fair value
Short-term borrowings [Member] | DCF / Option models [Member] | Correlations [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Short-term borrowings	[2]	(0.75)	(0.84)
Short-term borrowings [Member] | DCF / Option models [Member] | Correlations [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Short-term borrowings	[2]	0.95	0.95
Short-term borrowings [Member] | DCF / Option models [Member] | Correlations [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Short-term borrowings	[5]
Collateralized financing [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Liabilities		¥ 3	¥ 3	3	3	3	3
Collateralized financing [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	Not applicable	Not applicable
Collateralized financing [Member] | DCF [Member] | Repo rate [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Collateralized financing	[2]	0.035	0.035
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value	Lower fair value
Collateralized financing [Member] | DCF [Member] | Repo rate [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Collateralized financing	[5]	0.035	0.035
Long-term borrowings [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Liabilities		¥ 461	¥ 429	¥ 461	¥ 457	¥ 445	¥ 410
Long-term borrowings [Member] | DCF / Option models [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship	No predictable interrelationship
Long-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value	Higher fair value
Long-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[2]	0.112	0.073
Long-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[2]	0.587	0.509
Long-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[5]
Long-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value	Higher fair value
Long-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[2]	0.00338	0.00335
Long-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[2]	0.00689	0.00623
Long-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[5]
Long-term borrowings [Member] | DCF / Option models [Member] | Correlations [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value	Higher fair value
Long-term borrowings [Member] | DCF / Option models [Member] | Correlations [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[2]	(1)	(0.84)
Long-term borrowings [Member] | DCF / Option models [Member] | Correlations [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[2]	0.98	0.98
Long-term borrowings [Member] | DCF / Option models [Member] | Correlations [Member] | Weighted average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[5]

[1]	Consideration of the interrelationships between significant unobservable inputs is only relevant where more than one unobservable valuation input is used to determine the fair value measurement of the financial instrument.
[2]	Range information is provided in percentages, coefficients and multiples and represents the highest and lowest level significant unobservable valuation input used to value that type of financial instrument. A wide dispersion in the range does not necessarily reflect increased uncertainty or subjectivity in the valuation input and is typically just a consequence of the different characteristics of the financial instruments themselves.
[3]	The above table only considers the impact of an increase in each significant unobservable valuation input on the fair value measurement of the financial instrument. However, a decrease in the significant unobservable valuation input would have the opposite effect on the fair value measurement of the financial instrument. For example, if an increase in a significant unobservable valuation input would result in a lower fair value measurement, a decrease in the significant unobservable valuation input would result in a higher fair value measurement.
[4]	The impact of an increase in the significant unobservable input on the fair value measurement for a derivative assumes Nomura is long risk to the input e.g., long volatility. Where Nomura is short such risk, the impact of an increase would have a converse effect on the fair value measurement of the derivative.
[5]	Weighted average information for non-derivative instruments is calculated by weighting each valuation input by the fair value of the financial instrument.
[6]	Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
[7]	Valuation technique(s) and unobservable valuation inputs in respect of equity securities reported within Other assets in the consolidated balance sheets.